Cover	Dec. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2023
Entity File Number	000-56285
Entity Registrant Name	GPB Automotive Portfolio, LP
Entity Central Index Key	0001578742
Entity Tax Identification Number	35-2484347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	33 East 33rd Street
Entity Address, Address Line Two	Suite 807
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	877
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false